UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  10/31/11

Item 1.  Reports to Stockholders.

Semi-Annual Report

October 31, 2011

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2011

The Fund's performance figures* for the period ending October 31, 2011, compared to its benchmarks:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	(15.07)%	0.26%	6.12%	(6.10)%
Pacific Financial Core Equity Fund - Investor Class	(15.29)%	(0.40)%	N/A	8.06% **
S&P 500 Total Return Index	(7.11)%	8.09%	11.41%	(2.25)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class			% of Net Assets
Equity Exchange Traded Funds			100.14%
Other, Cash & Cash Equivalents Less Liabilities			(0.14)%
			100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2011

The Fund's performance figures* for the period ending October 31, 2011, compared to its benchmarks:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Explorer Fund - Institutional Class	(17.94)%	(3.41)%	4.10%	(6.61)%
Pacific Financial Explorer Fund - Investor Class	(18.20)%	(4.10)%	N/A	4.84% **
S&P 500 Total Return Index	(7.11)%	8.09%	11.41%	(2.25)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Sector			% of Net Assets
Health & Biotechnology			17.03%
Energy			15.77%
Retail			14.82%
Technology			13.95%
Consumer Goods/Staples			13.13%
Index Funds			9.06%
Real Estate			8.13%
Utilities			6.06%
Industrial Materials			1.98%
Other, Cash & Cash Equivalents Less Liabilities			0.07%
			100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2011

The Fund's performance figures* for the period ending October 31, 2011, compared to its benchmarks:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial International Fund - Institutional Class	(24.73)%	(25.41)%	(3.76)%	(14.21)%
Pacific Financial International Fund - Investor Class	(25.00)%	(25.82)%	N/A	(4.04)% **
MSCI EAFE Net Total Return Index ("EAFE Net")	(14.90)%	(4.08)%	9.90%	(6.51)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 22 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class			% of Net Assets
International			89.36%
Austrailia			5.15%
Asia-Pacific			4.95%
Other, Cash & Cash Equivalents Less Liabilities			0.54%
			100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2011

The Fund's performance figures* for the period ending October 31, 2011, compared to its benchmarks:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	1.30%	2.27%	4.72%	2.32%
Pacific Financial Strategic Conservative Fund - Investor Class	0.84%	1.53%	N/A	3.21% **
Barclays Intermediate Government/Credit Index	3.71%	3.22%	7.63%	6.29%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class			% of Net Assets
Debt Mutual Funds			100.26%
Other, Cash & Cash Equivalents Less Liabilities			(0.26)%
			100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2011

The Fund's performance figures* for the period ending October 31, 2011, compared to its benchmarks:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Tactical Fund - Institutional Class	(2.35)%	(3.31)%	2.03%	0.04%
Pacific Financial Tactical Fund - Investor Class	(2.80)%	(4.08)%	N/A	1.22% **
B of A Merrill Lynch 3 Month Treasury Bill Index	0.03%	0.13%	0.18%	1.12%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does no reflect any fees and expenses.

Top Holdings By Asset Class			% of Net Assets
Debt Funds			55.62%
Other, Cash & Cash Equivalents Less Liabilities			44.38%
			100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2011

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 100.14%
	EQUITY FUND - 100.14%
151,444	iShares S&P 500 Growth Index Fund	$ 10,245,187
135,593	iShares S&P 500 Index Fund	17,057,599
176,315	Powershares QQQ Trust Series 1	10,215,691
97,459	ProShares Short Russell 2000 *	2,965,677
108,899	SPDR S&P 500 ETF Trust	13,661,379
31,908	SPDR S&P 600 Small Cap Growth ETF	3,564,443
164,220	Vanguard Growth ETF	10,252,255

	TOTAL EXCHANGE TRADED FUNDS (Cost - $63,158,627)	67,962,231

	SHORT-TERM INVESTMENTS - 0.27%
	MONEY MARKET FUND - 0.27%
180,795	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $180,795)	180,795

	TOTAL INVESTMENTS - 100.41% (Cost - $63,339,422) (a)	$ 68,143,026
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.41)%	(278,671)
	TOTAL NET ASSETS - 100.0%	$ 67,864,355

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 5,196,060
	Unrealized depreciation	(392,456)
	Net unrealized appreciation	$ 4,803,604

* Non-income producing.
** Money market fund; interest rate reflects seven day effective yield on October 31, 2011.

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2011

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.93%
	CONSUMER GOODS/STAPLES - 13.13%
9,254	Consumer Staples Select Sector SPDR Fund	$ 287,244
36,959	First Trust Consumer Staples AlphaDEX Fund	871,863
27,693	PowerShares S&P SmallCap Consumer Staples Portfolio	858,206
14,164	Rydex S&P Equal Weight Consumer Staples ETF	865,180
10,867	Vanguard Consumer Staples ETF	865,556
		3,748,049
	ENERGY - 15.77%
36,266	Energy Select Sector SPDR Fund	2,524,114
35,496	iShares Dow Jones US Energy Sector Index Fund	1,409,901
16,540	PowerShares S&P SmallCap Energy Portfolio	567,322
		4,501,337
	HEALTH & BIOTECHNOLOGY - 17.03%
8,165	iShares Dow Jones US Pharmaceuticals Index Fund	574,163
107,427	PowerShares Dynamic Pharmaceuticals Portfolio	2,857,558
46,956	PowerShares S&P SmallCap Health Care Portfolio	1,431,688
		4,863,409
	INDEX FUND - 9.06%
14,347	iShares Dow Jones US Aerospace & Defense Index Fund	859,529
12,907	iShares Dow Jones US Consumer Goods Sector Index Fund	871,868
13,581	iShares Dow Jones US Industrial Sector Index Fund	854,652
		2,586,049

	INDUSTRIAL MATERIALS - 1.98%
7,420	Vanguard Materials ETF	564,187

	REAL ESTATE - 8.13%
8,281	iShares Cohen & Steers Realty Majors Index Fund	583,728
33,123	iShares FTSE NAREIT Residential Plus Capped Index Fund	1,445,156
5,766	PowerShares Active US Real Estate Fund	292,682
		2,321,566

	RETAIL - 14.82%
80,477	SPDR S&P Retail ETF	4,229,871

	TECHNOLOGY - 13.95%
8,707	iShares Dow Jones US Technology Sector Index Fund	575,881
108,967	Technology Select Sector SPDR Fund	2,834,232
9,075	Vanguard Telecommunication Services ETF	573,540
		3,983,653
	UTILITIES - 6.06%
24,845	Utilities Select Sector SPDR Fund	865,600
11,655	Vanguard Utilities ETF	865,967
		1,731,567

	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,683,973)	28,529,688

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)		October 31, 2011

Shares	Description	Value
	SHORT-TERM INVESTMENTS - 1.17%
	MONEY MARKET FUND - 1.17%
334,531	Milestone Treasury Obligations Portfolio, 0.01%* (Cost - $334,531)	$ 334,531

	TOTAL INVESTMENTS - 101.10% (Cost - $29,018,504) (a)	$ 28,864,219
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.10)%	(313,329)
	TOTAL NET ASSETS - 100.0%	$ 28,550,890

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 309,544
	Unrealized depreciation	(463,829)
	Net unrealized depreciation	$ (154,285)

* Money market fund; interest rate reflects seven day effective yield on October 31, 2011.

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2011

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.46%
	ASIA-PACIFIC - 4.95%
10,431	Vanguard Pacific ETF	$ 532,920

	AUSTRAILIA - 5.15%
5,253	CurrencyShares Australian Dollar Trust	555,557

	INTERNATIONAL 89.36%
67,765	Goldman Sachs Structured International Small Cap Fund	536,701
38,457	iShares MSCI EAFE Growth Index	2,117,058
66,885	iShares MSCI EAFE Index Fund	3,502,767
43,641	MFS Research International Fund	645,888
89,234	Munder Internaional Small-Mid Cap Fund	642,488
55,274	PowerShares Global Agriculture Portfolio	1,630,583
38,285	Thornburg International Growth Fund	557,036
		9,632,521

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,746,563)	10,720,998

	SHORT-TERM INVESTMENTS - 1.37%
	MONEY MARKET FUND - 1.37%
147,872	Milestone Treasury Obligations Portfolio, 0.01%* (Cost $147,872)	147,872

	TOTAL INVESTMENTS - 100.83% (Cost - $10,894,435) (a)	$ 10,868,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.83)%	(89,358)
	TOTAL NET ASSETS - 100.0%	$ 10,779,512

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 108,506
	Unrealized depreciation	(134,071)
	Net unrealized depreciation	$ (25,565)

* Money market fund; interest rate reflects seven day effective yield on October 31, 2011.

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2011

Shares	Description	Value
	OPEN ENDED MUTUAL FUNDS - 100.26%
	DEBT MUTUAL FUNDS - 100.26%
405,910	Baird Aggregate Bond Fund	$ 4,408,187
1,099,553	DoubleLine Core Fixed Income Fund	12,029,114
979,772	DoubleLine Total Return Bond Fund	10,885,266
242,644	Fidelity Total Bond Fund	2,659,373
91,157	iShares Barclays Aggregate Bond Fund	10,030,005
74,265	iShares Barclays Intermediate Government/Credit Bond Fund	8,252,327
24,108	iShares iBoxx Investment Grade Corporate Bond Fund	2,765,187
227,332	PIMCO GNMA Fund	2,732,533
50,291	PIMCO Total Return Fund	548,674
16,937	Scout Core Plus Bond Fund	555,542

	TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $54,774,903)	54,866,208

	SHORT-TERM INVESTMENTS - 0.16%
	MONEY MARKET FUND - 0.16%
87,077	Milestone Treasury Obligations Portfolio, 0.01%* (Cost $87,077)	87,077

	TOTAL INVESTMENTS - 100.42% (Cost - $54,861,980) (a)	$ 54,953,285
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.42)%	(227,620)
	TOTAL NET ASSETS - 100.0%	$ 54,725,665

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 214,301
	Unrealized depreciation	(122,996)
	Net unrealized appreciation	$ 91,305

* Money market fund; interest rate reflects seven day effective yield on October 31, 2011.

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2011

Shares	Description	Value
	OPEN ENDED MUTUAL FUNDS - 35.65%
	DEBT MUTUAL FUNDS - 35.65%
245,063	DoubleLine Core Fixed Income Fund	$ 2,680,992
502,432	FPA New Income, Inc.	5,391,091
107,044	Hussman Strategic Total Return Fund	1,351,969

	TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $9,484,343)	9,424,052

	EXCHANGE TRADED FUNDS - 19.97%
	DEBT FUND - 19.97%
47,903	iShares Barclays Short Treasury Bond Fund (Cost $5,282,103)	5,280,348

	SHORT-TERM INVESTMENTS - 39.06%
	MONEY MARKET FUND - 39.06%
10,325,577	Milestone Treasury Obligations Portfolio, 0.01%* (Cost $10,325,577)	10,325,577

	TOTAL INVESTMENTS - 94.68% (Cost - $25,092,023) (a)	$ 25,029,977
	ASSETS IN EXCESS OF OTHER LIABILITIES - 5.32%	1,405,676
	TOTAL NET ASSETS - 100.0%	$ 26,435,653

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 5,337
	Unrealized depreciation	(67,383)
	Net unrealized depreciation	$ (62,046)

* Money market fund; interest rate reflects seven day effective yield on October 31, 2011.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 63,339,422	$ 29,018,504	$ 10,894,435	$ 54,861,980	$ 25,092,023
Investments in securities, at value	68,143,026	28,864,219	10,868,870	54,953,285	25,029,977
Receivable for securities sold	-	23,857,564	4,737,225	2,732,326	2,660,012
Interest and dividends receivable	4	3	2	126,418	9,065
Prepaid expenses and other assets	22,211	21,887	21,763	24,195	23,118
Total Assets	68,165,241	52,743,673	15,627,860	57,836,224	27,722,172

Liabilities:
Payable for securities purchased	-	24,127,231	4,822,507	2,762,273	1,237,976
Payable for fund shares redeemed	194,524	17,757	5,999	256,530	240
Investment advisory fees payable	55,255	23,071	9,017	45,992	22,546
Fees payable to other affiliates	12,061	3,462	395	10,216	4,411
Distribution (12b-1) fees payable	28,291	12,535	5,120	23,773	11,725
Accrued expenses and other liabilities	10,755	8,727	5,310	11,775	9,621
Total Liabilities	300,886	24,192,783	4,848,348	3,110,559	1,286,519

Net Assets	$ 67,864,355	$ 28,550,890	$ 10,779,512	$ 54,725,665	$ 26,435,653

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	$ 72,211,587	$ 32,119,795	$ 17,010,494	$ 54,928,364	$ 27,343,820
Undistributed net investment income/(loss)	(352,104)	(119,307)	(27,809)	224,180	202,693
Accumulated net realized gain/(loss) on investments	(8,798,732)	(3,295,313)	(6,177,608)	(518,184)	(1,048,814)
Net unrealized appreciation/(depreciation) on investments	4,803,604	(154,285)	(25,565)	91,305	(62,046)

Net Assets	$ 67,864,355	$ 28,550,890	$ 10,779,512	$ 54,725,665	$ 26,435,653

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 43,576,817	$ 17,150,223	$ 6,098,161	$ 34,804,320	$ 16,680,936
Shares of Beneficial Interest Outstanding	5,725,351	2,390,146	1,267,935	3,652,245	1,747,215
Net asset value, offering and redemption
price per share (a)	$ 7.61	$ 7.18	$ 4.81	$ 9.53	$ 9.55

Investor Class Shares
Net assets	$ 24,287,538	$ 11,400,667	$ 4,681,351	$ 19,921,345	$ 9,754,717
Shares of Beneficial Interest Outstanding	3,247,871	1,606,780	987,419	2,093,728	1,039,590
Net asset value, offering and redemption
price per share (a)	$ 7.48	$ 7.10	$ 4.74	$ 9.51	$ 9.38

(a)	Shares redeemed within 60 days are subject to a 2.00% redemption fee.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended October 31, 2011 (Unaudited)

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 259,914	$ 168,657	$ 101,303	$ 1,089,507	$ 421,510
Interest	18	17	5	58	180
Total Investment Income	259,932	168,674	101,308	1,089,565	421,690

Expenses:
Investment advisory fees	329,944	149,663	68,768	248,516	135,943
Administration service fees	75,003	33,582	15,524	56,063	30,676
Distribution (12b-1) fees - Institutional Class	57,157	25,649	10,528	42,194	23,813
Distribution (12b-1) fees - Investor Class	101,316	46,184	26,401	79,738	40,692
Registration fees	13,124	12,127	11,628	12,625	11,628
Professional fees	13,481	6,827	3,860	10,248	6,267
Custodian fees	4,033	3,275	2,267	4,286	3,149
Compliance officer fees	6,288	2,836	1,311	4,734	2,590
Trustees' fees and expenses	3,028	3,027	3,028	3,028	3,028
Printing and postage expense	3,569	1,738	850	2,436	1,473
Transfer agent fees	15	12	25	15	6
Insurance expense	722	356	171	492	301
Non 12b-1 Shareholder Services Fees	1,347	1,198	298	897	450
Miscellaneous expenses	3,009	1,507	759	2,259	1,507
Total Expenses	612,036	287,981	145,418	467,531	261,523
Plus: Expense reimbursement recapture
(Institutional Class)	-	-	5,414	-	-
Net Expenses	612,036	287,981	150,832	467,531	261,523

Net Investment Income (Loss)	(352,104)	(119,307)	(49,524)	622,034	160,167

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain/loss from investments	(5,433,126)	(3,295,313)	(3,533,287)	(404,226)	(648,995)
Distributions received from underlying
investment companies	-	-	-	22,808	-
Total realized gain/loss	(5,433,126)	(3,295,313)	(3,533,287)	(381,418)	(648,995)
Net change in unrealized appreciation /
(depreciation) on investments	(4,723,355)	(2,703,335)	(351,643)	290,550	(187,928)
Net Realized and Unrealized Gain/Loss	(10,156,481)	(5,998,648)	(3,884,930)	(90,868)	(836,923)

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ (10,508,585)	$ (6,117,955)	$ (3,934,454)	$ 531,166	$ (676,756)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	October 31, 2011	Year Ended	October 31, 2011	Year Ended	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011	(Unaudited)	April 30, 2011	(Unaudited)	April 30, 2011
Operations:
Net investment income (loss)	$ (352,104)	$ (325,475)	$ (119,307)	$ (183,972)	$ (49,524)	$ 21,833
Distributions received from underlying
investment companies	-	-	-	-	-	12,219
Net realized gain (loss) from investments	(5,433,126)	99,295	(3,295,313)	151,239	(3,533,287)	1,481,242
Net change in unrealized appreciation /
(depreciation) on investments	(4,723,355)	9,243,671	(2,703,335)	2,681,195	(351,643)	106,849
Net Increase (Decrease) in Net Assets
Resulting From Operations	(10,508,585)	9,017,491	(6,117,955)	2,648,462	(3,934,454)	1,622,143

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	-	-	-	-	-	(3,838)
Investor Class	-	-	-	-	-	(74)
Net Realized Gains:
Institutional Class	-	-	-	(546,924)	-	-
Investor Class	-	-	-	(84,293)	-	-
Total Distributions to Shareholders	-	-	-	(631,217)	-	(3,912)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	7,602,679	38,116,344	4,765,952	39,390,301	1,216,578	22,433,346
Investor Class	12,887,379	16,685,239	7,752,499	9,057,414	3,769,773	7,414,075
Reinvestment of dividends and distributions
Institutional Class	-	-	-	48,616	-	291
Investor Class	-	-	-	84,293	-	75
Cost of shares redeemed
Institutional Class	(8,220,981)	(41,808,109)	(7,558,525)	(22,201,139)	(3,181,766)	(33,341,520)
Investor Class	(3,130,126)	(3,257,964)	(2,673,816)	(1,886,189)	(2,670,539)	(3,358,933)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	9,138,951	9,735,510	2,286,110	24,493,296	(865,954)	(6,852,666)

Total Increase (Decrease) in Net Assets	(1,369,634)	18,753,001	(3,831,845)	26,510,541	(4,800,408)	(5,234,435)

Net Assets:
Beginning of Period	69,233,989	50,480,988	32,382,735	5,872,194	15,579,920	20,814,355
End of Period **	$ 67,864,355	$ 69,233,989	$ 28,550,890	$ 32,382,735	$ 10,779,512	$ 15,579,920
** Includes undistributed net investment
income at end of period	$ (352,104)	$ -	$ (119,307)	$ -	$ (27,809)	$ 21,715

Share Activity
Institutional Class:
Shares Sold	998,648	5,171,693	658,241	5,119,493	219,539	3,620,416
Shares Reinvested	-	-	-	6,069	-	44
Shares Redeemed	(1,039,239)	(5,566,022)	(1,054,606)	(3,052,412)	(601,122)	(5,624,238)
Net increase / (decrease) in shares of
beneficial interest outstanding	(40,591)	(394,329)	(396,365)	2,073,150	(381,583)	(2,003,778)

Investor Class:
Shares Sold	1,673,651	2,128,392	1,067,733	1,137,109	708,322	1,195,140
Shares Reinvested	-	-	-	10,576	-	11
Shares Redeemed	(415,998)	(429,434)	(383,841)	(252,879)	(518,761)	(545,784)
Net increase in shares of
beneficial interest outstanding	1,257,653	1,698,958	683,892	894,806	189,561	649,367

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund
	Six Months Ended		Six Months Ended
	October 31, 2011	Year Ended	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011	(Unaudited)	April 30, 2011
Operations:
Net investment income	$ 622,034	$ 2,311,419	$ 160,167	$ 446,017
Distributions received from underlying
investment companies	22,808	339,682	-	107,190
Net realized gain (loss) from investments	(404,226)	1,094,025	(648,995)	112,952
Net change in unrealized appreciation /
(depreciation) on investments	290,550	(914,940)	(187,928)	(336,827)
Net Increase (Decrease) in Net Assets
Resulting From Operations	531,166	2,830,186	(676,756)	329,332

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(408,206)	(1,926,985)	-	(347,778)
Investor Class	(132,887)	(279,692)	-	(55,676)
Total Distributions to Shareholders	(541,093)	(2,206,677)	-	(403,454)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	10,241,972	33,370,855	1,846,242	25,802,989
Investor Class	11,746,282	14,147,837	5,167,934	6,773,104
Reinvestment of dividends and distributions
Institutional Class	36,484	621,880	-	20,932
Investor Class	131,384	279,692	-	55,676
Cost of shares redeemed
Institutional Class	(8,620,574)	(45,391,745)	(5,666,341)	(27,243,695)
Investor Class	(3,858,099)	(4,032,508)	(1,440,117)	(1,022,046)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	9,677,449	(1,003,989)	(92,282)	4,386,960

Total Increase (Decrease) in Net Assets	9,667,522	(380,480)	(769,038)	4,312,838

Net Assets:
Beginning of Period	45,058,143	45,438,623	27,204,691	22,891,853
End of Period **	$ 54,725,665	$ 45,058,143	$ 26,435,653	$ 27,204,691
** Includes undistributed net investment
income at end of period	$ 224,180	$ 143,239	$ 202,693	$ 42,526

Share Activity
Institutional Class:
Shares Sold	1,068,382	3,477,694	191,117	2,630,208
Shares Reinvested	3,839	64,575	-	2,158
Shares Redeemed	(900,828)	(4,745,576)	(586,742)	(2,766,053)
Net increase / (decrease) in shares of
beneficial interest outstanding	171,393	(1,203,307)	(395,625)	(133,687)

Investor Class:
Shares Sold	1,230,742	1,482,276	543,459	696,662
Shares Reinvested	13,847	29,815	-	5,806
Shares Redeemed	(403,886)	(425,508)	(151,823)	(105,387)
Net increase in shares of
beneficial interest outstanding	840,703	1,086,583	391,636	597,081

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
		October 31, 2011		April 30,	April 30,		April 30,	April 30,
		(Unaudited)		2011	2010		2009	2008 *

Net asset value, beginning of period		$ 8.96		$ 7.83	$ 5.63		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.03)		(0.03)	(0.03)		0.00	(0.03)
	Net realized and unrealized gain (loss)	(1.32)		1.16	2.23		(3.59)	(0.75)
	Total from investment operations	(1.35)		1.13	2.20		(3.59)	(0.78)

Less distributions from:
	Net Investment Income	-		-	0.00	(2)	-	-
Total distributions		-		-	0.00		-	-

Net asset value, end of period		$ 7.61		$ 8.96	$ 7.83		$ 5.63	$ 9.22

Total return (3,4)		-15.07%		14.43%	39.11%		-38.94%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 43,577		$ 51,652	$ 48,216		$ 27,060	$ 12,003
	Ratios of gross expenses to
	average net assets: (5)	1.63%	(6)	1.68%	1.87%		2.24%	2.10%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.63%	(6)	1.68%	1.98%	(7)	2.18%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.84%	(6)	-0.48%	-0.42%		0.05%	-0.38%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,8)	-0.84%	(6)	-0.48%	-0.31%		-0.01%	-0.48%	(6)
	Portfolio turnover rate	232%	(9)	381%	582%		197%	85%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Year Ended		Period Ended
		October 31, 2011		April 30,	April 30,		April 30,
		(Unaudited)		2011	2010		2009 *

Net asset value, beginning of period		$ 8.83		$ 7.78	$ 5.62		$ 6.01
Activity from investment operations:
	Net investment loss (1)	(0.06)		(0.10)	(0.08)		(0.04)
	Net realized and unrealized gain (loss)	(1.29)		1.15	2.24		(0.35)
	Total from investment operations	(1.35)		1.05	2.16		(0.39)

Less distributions from:
	Net Investment Income	-		-	(0.00)	(2)	-
Total distributions		-		-	(0.00)		-

Net asset value, end of period		$ 7.48		$ 8.83	$ 7.78		$ 5.62

Total return (3,4)		-15.29%		13.50%	38.47%		-6.49%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 24,288		$ 17,582	$ 2,265		$ 39
	Ratios of expenses to
	average net assets: (5)	2.38%	(6)	2.43%	2.62%		2.47%	(6)
	Ratios of net investment loss to
	average net assets: (5,7)	-1.57%	(6)	-1.31%	-1.11%		-2.04%	(6)
	Portfolio turnover rate	232%	(8)	381%	582%		197%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
		October 31, 2011		April 30,		April 30,		April 30,	April 30,
		(Unaudited)		2011		2010		2009	2008 *

Net asset value, beginning of period		$ 8.75		$ 7.92		$ 6.10		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.02)		(0.08)		(0.10)		0.02	(0.09)
	Net realized and unrealized gain (loss)	(1.55)		1.16		1.95		(3.14)	(0.69)
	Total from investment operations	(1.57)		1.08		1.85		(3.12)	(0.78)

Less distributions from:
	Net Investment Income	-		-		(0.03)		-	-
	Net Realized Gains	-		(0.25)		-		-	-
Total distributions		-		(0.25)		(0.03)		-	-

Paid in capital from redemption fees		-		-		-		-	0.00	(2)

Net asset value, end of period		$ 7.18		$ 8.75		$ 7.92		$ 6.10	$ 9.22

Total return (3,4)		-17.94%		13.99%		30.30%		-33.84%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 17,150		$ 24,371		$ 5,649		$ 8,151	$ 9,916
	Ratios of gross expenses to
	average net assets: (5)	1.70%	(6)	1.86%		1.88%		2.55%	2.20%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.70%	(6)	1.92%	(7)	2.00%	(7)	2.46%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.58%	(6)	-0.99%		-1.46%		0.21%	-1.07%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (5,8)	-0.58%	(6)	-0.93%		-1.34%		0.11%	-1.27%	(6)
	Portfolio turnover rate	473%	(9)	688%		872%		639%	555%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Year Ended	Period Ended
		October 31, 2011		April 30,	April 30,	April 30,
		(Unaudited)		2011	2010	2009 *

Net asset value, beginning of period		$ 8.68		$ 7.93	$ 6.09	$ 6.41
Activity from investment operations:
	Net investment loss (1)	(0.05)		(0.13)	(0.16)	(0.03)
	Net realized and unrealized gain (loss)	(1.53)		1.13	2.00	(0.29)
	Total from investment operations	(1.58)		1.00	1.84	(0.32)
Less distributions from:
	Net Realized Gains	-		(0.25)	-	-
Total distributions		-		(0.25)	-	-

Net asset value, end of period		$ 7.10		$ 8.68	$ 7.93	$ 6.09

Total return (2,3)		-18.20%		12.96%	30.21%	-4.99%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 11,401		$ 8,011	$ 223	$ 19
	Ratios of expenses to
	average net assets: (4)	2.46%	(5)	2.61%	2.63%	2.42%	(5)
	Ratios of net investment loss to
	average net assets: (4,6)	-1.30%	(5)	-1.57%	-2.20%	-1.73%	(5)
	Portfolio turnover rate	473%	(7)	688%	872%	639%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
		October 31, 2011		April 30,		April 30,		April 30,	April 30,
		(Unaudited)		2011		2010		2009	2008 *

Net asset value, beginning of period		$ 6.39		$ 5.48		$ 4.28		$ 9.29	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.01)		0.02		0.05		0.07	0.02
	Net realized and unrealized gain (loss)	(1.57)		0.89		1.18		(5.08)	(0.09)
	Total from investment operations	(1.58)		0.91		1.23		(5.01)	(0.07)

Less distributions from:
	Net Investment Income	-		0.00	(2)	(0.03)		-	(0.11)
	Net Realized Gains	-		-		-		-	(0.53)
Total distributions		-		-		(0.03)		-	(0.64)

Net asset value, end of period		$ 4.81		$ 6.39		$ 5.48		$ 4.28	$ 9.29

Total return (3,4)		-24.73%		16.63%		28.80%		-53.93%	-1.17%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 6,098		$ 10,541		$ 20,006		$ 3,735	$ 13,964
	Ratios of gross expenses to
	average net assets: (5)	1.98%	(6)	1.92%		1.98%		2.45%	2.27%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.83%	(6)(7)	2.00%	(7)	2.00%	(7)	2.35%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.51%	(6)	0.28%		0.94%		0.94%	0.27%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,8)	-0.51%	(6)	0.35%		0.95%		0.84%	0.00%	(6)
	Portfolio turnover rate	285%	(9)	584%		474%		653%	360%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended		Year Ended	Period Ended
		October 31, 2011		April 30,		April 30,	April 30,
		(Unaudited)		2011		2010	2009 *

Net asset value, beginning of period		$ 6.32		$ 5.44		$ 4.28	$ 5.35
Activity from investment operations:
	Net investment income (loss) (1)	(0.03)		(0.05)		0.02	0.01
	Net realized and unrealized gain (loss)	(1.55)		0.93		1.16	(1.08)
	Total from investment operations	(1.58)		0.88		1.18	(1.07)

Less distributions from:
	Net Investment Income	-		0.00	(2)	(0.02)	-
Total distributions		-		-		(0.02)	-

Net asset value, end of period		$ 4.74		$ 6.32		$ 5.44	$ 4.28

Total return (3,4)		-25.00%		16.18%		27.66%	-20.00%
Ratios/Supplemental Data:
	Net assets, end of period	$ 4,681		$ 5,039		$ 808	$ 8
	Ratios of expenses to
	average net assets: (5)	2.58%	(6)	2.67%		2.73%	2.35%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	-1.10%	(6)	-0.80%		0.34%	0.94%	(6)
	Portfolio turnover rate	285%	(8)	584%		474%	653%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
		October 31, 2011		April 30,	April 30,		April 30,	April 30,
		(Unaudited)		2011	2010		2009	2008 *

Net asset value, beginning of period		$ 9.52		$ 9.37	$ 9.10		$ 10.00	$ 10.00
Activity from investment operations:
	Net investment income (1)	0.13		0.45	0.26		0.22	0.24
	Net realized and unrealized gain (loss)	(0.01)		0.14	0.21		(0.64)	(0.07)
	Total from investment operations	0.12		0.59	0.47		(0.42)	0.17

Less distributions from:
	Net Investment Income	(0.11)		(0.44)	(0.20)		(0.48)	(0.16)
	Net Realized Gains	-		-	-		-	(0.01)
Total distributions		(0.11)		(0.44)	(0.20)		(0.48)	(0.17)

Net asset value, end of period		$ 9.53		$ 9.52	$ 9.37		$ 9.10	$ 10.00

Total return (2,3)		1.30%		6.41%	5.24%		-4.27%	1.72%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 34,804		$ 33,153	$ 43,886		$ 18,209	$ 25,257
	Ratios of gross expenses to
	average net assets: (4)	1.64%	(5)	1.71%	1.81%		2.23%	2.19%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.64%	(5)	1.71%	1.91%	(6)	2.20%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,7)	2.72%	(5)	4.72%	2.78%		2.34%	2.84%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (4,7)	2.72%	(5)	4.72%	2.88%		2.31%	2.65%	(5)
	Portfolio turnover rate	136%	(8)	162%	247%		536%	228%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Year Ended	Period Ended
		October 31, 2011		April 30,	April 30,	April 30,
		(Unaudited)		2011	2010	2009 *

Net asset value, beginning of period		$ 9.50		$ 9.33	$ 9.09	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.10		0.47	0.26	(0.09)
	Net realized and unrealized gain (loss)	(0.02)		0.05	0.15	(0.08)
	Total from investment operations	0.08		0.52	0.41	(0.17)

Less distributions from:
	Net Investment Income	(0.07)		(0.35)	(0.17)	-
Total distributions		(0.07)		(0.35)	(0.17)	-

Net asset value, end of period		$ 9.51		$ 9.50	$ 9.33	$ 9.09

Total return (2,3)		0.84%		5.61%	4.58%	-1.84%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 19,921		$ 11,906	$ 1,552	$ 54
	Ratios of expenses to
	average net assets: (4)	2.39%	(5)	2.46%	2.56%	2.41%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	2.03%	(5)	4.91%	2.76%	-3.12%	(5)
	Portfolio turnover rate	136%	(7)	162%	247%	536%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
		October 31, 2011		April 30,	April 30,		April 30,	April 30,
		(Unaudited)		2011	2010		2009	2008 *

Net asset value, beginning of period		$ 9.78		$ 9.84	$ 9.25		$ 9.68	$ 10.00
Activity from investment operations:
	Net investment income (1)	0.07		0.21	0.16		0.10	0.17
	Net realized and unrealized gain (loss)	(0.30)		(0.06)	0.44		(0.39)	(0.39)
	Total from investment operations	(0.23)		0.15	0.60		(0.29)	(0.22)

Less distributions from:
	Net Investment Income	0.00		(0.21)	(0.01)		(0.14)	(0.10)
Total distributions		0.00		(0.21)	(0.01)		(0.14)	(0.10)

Net asset value, end of period		$ 9.55		$ 9.78	$ 9.84		$ 9.25	$ 9.68

Total return (2,3)		-2.35%		1.53%	6.48%		-3.03%	-2.16%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 16,681		$ 20,953	$ 22,394		$ 21,259	$ 14,805
	Ratios of gross expenses to
	average net assets: (4)	1.70%	(5)	1.80%	1.88%		2.22%	2.25%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.70%	(5)	1.80%	2.00%	(6)	2.21%	2.00%	(5)
	Ratios of net investment income to
	average net assets: (4,7)	1.39%	(5)	2.09%	1.68%		1.06%	2.11%	(5)
	Ratios of net investment income to
	average net assets - pre waiver/recapture: (4,7)	1.39%	(5)	2.09%	1.80%		1.05%	1.86%	(5)
	Portfolio turnover rate	160%	(8)	324%	240%		394%	337%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Year Ended	Period Ended
		October 31, 2011		April 30,	April 30,	April 30,
		(Unaudited)		2011	2010	2009 *

Net asset value, beginning of period		$ 9.65		$ 9.78	$ 9.24	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.03		0.14	0.12	(0.05)
	Net realized and unrealized gain (loss)	(0.30)		(0.06)	0.42	0.03
	Total from investment operations	(0.27)		0.08	0.54	(0.02)
Less distributions from:
	Net Investment Income	-		(0.21)	-	-
Total distributions		-		(0.21)	-	-

Net asset value, end of period		$ 9.38		$ 9.65	$ 9.78	$ 9.24

Total return (2,3)		-2.80%		0.80%	5.84%	-0.22%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 9,755		$ 6,251	$ 498	$ 20
	Ratios of expenses to
	average net assets: (4)	2.45%	(5)	2.55%	2.63%	2.28%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	0.68%	(5)	1.49%	1.20%	-1.82%	(5)
	Portfolio turnover rate	160%	(7)	324%	240%	394%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2011 (Unaudited)

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

                Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

Each Fund currently offers two classes of shares:  Institutional Shares and Investor Shares.  Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 67,962,231	$ -	$ -	$ 67,962,231
Short-Term Investments	180,795	-	-	180,795
Total	$ 68,143,026	$ -	$ -	$ 68,143,026

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 28,529,688	$ -	$ -	$ 28,529,688
Short-Term Investments	334,531	-	-	334,531
Total	$ 28,864,219	$ -	$ -	$ 28,864,219

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,720,998	$ -	$ -	$ 10,720,998
Short-Term Investments	147,872	-	-	147,872
Total	$ 10,868,870	$ -	$ -	$ 10,868,870

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 54,866,208	$ -	$ -	$ 54,866,208
Short-Term Investments	87,077	-	-	87,077
Total	$ 54,953,285	$ -	$ -	$ 54,953,285

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 9,424,052	$ -	$ -	$ 9,424,052
Exchange Traded Funds	5,280,348	-	-	5,280,348
Short-Term Investments	10,325,577	-	-	10,325,577
Total	$ 25,029,977	$ -	$ -	$ 25,029,977

The Funds did not hold any Level 3 securities during the year.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for Industry Classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010) or expected to be taken in each Fund’s 2011 tax returns.  Each Fund identifies their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended October 31, 2011, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

Purchases

Sales

Core Equity Fund

                           $ 164,442,828

                         $   155,551,457

Explorer Fund

              142,714,836

                              140,561,048

International Fund

38,112,604

39,257,484

Strategic Conservative Fund

74,595,237

               66,584,643

Tactical Fund

                              33,953,129

                                                40,271,716

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, until August 31, 2008, to waive the investment advisory fee and reimburse each of the Funds for other expenses to the extent necessary so that the Net Annual Operating Expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses such as litigation) does not exceed 2.00% of each Fund’s average daily net assets for the Institutional Class shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributed to the Institutional Class are subsequently less than 2.00% of the average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.00% of the average daily net assets for the Institutional Class. If the Fund’s Operating Expenses attributable to the Institutional Class shares subsequently exceed 2.00% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

The following table shows amounts recaptured by the Advisor from the Institutional class shares as of October 31, 2011 and remaining waived expenses for which recapture expired on August 31, 2011:

Fund

          Recaptured

           Expired Recapture

International Fund

 $5,414

                $767

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. During the six months ended October 31, 2011, pursuant to the plan, the Institutional and Investor Class shares were charged as follows:

Fund	Institutional Class	Investor Class
Core Equity Fund	$ 57,157	$ 101,316
Explorer Fund	25,649	46,184
International Fund	10,528	26,401
Strategic Conservative Fund	42,194	79,738
Tactical Fund	23,813	40,692

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration, Fund Accounting and Transfer Agency. The Funds pay GFS an asset-based fee in decreasing amounts as the Funds’ combined assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $400,000 or

- 15 basis points or 0.15% per annum on the first $250 million in net assets

- 10 basis points or 0.10% per annum on the next $250 million in net assets

-   8 basis points or 0.08% per annum on the next $500 million in net assets

-   3 basis points or 0.03% per annum on the next $2 billion in net assets

-   1.75 basis points or .0175% per annum on net assets greater than $3 billion

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as the Fund’s assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.  GFS’s share of fees collected for the six months ended October 31, 2011, is summarized in the table on the following page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the six months ended October 31, 2011, are summarized in the table below.  Such fees are included in the line item marked “Compliance officer fees” on the Statement of Operations in the Shareholder report.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom collection for EDGAR and printing services performed, for the six months ended October 31, 2011, is summarized in the table below.  Such fees are included in the line item marked “Printing and postage expense” on the Statement of Operations in the Shareholder report.

Fund	Custody	Compliance	Gemcom
Core Equity Fund	$ 7,989	$ 6,288	$ 1,612
Explorer Fund	2,724	2,836	738
International Fund	2,196	1,311	368
Strategic Conservative Fund	7,044	4,734	1,124
Tactical Fund	3,046	2,590	641

5. REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the six months ended October 31, 2011, the Funds assessed no redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Core Equity Fund	$ -	$ -	$ -
Explorer Fund	631,217	-	631,217
International Fund	3,912	-	3,912
Strategic Conservative Fund	2,206,677	-	2,206,677
Tactical Fund	403,454	-	403,454

The tax character of distributions for the period ended April 30, 2010 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Core Equity Fund	$ 11,142	$ -	$ 11,142
Explorer Fund	17,326	-	17,326
International Fund	106,672	-	106,672
Strategic Conservative Fund	900,821	-	900,821
Tactical Fund	20,138	-	20,138

As of April 30, 2011, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	& Other	Carry	Appreciation/	Accumulated
	Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
Core Equity Fund	$ -	$ -	$ -	$ (3,278,529)	$ 9,439,882	$ 6,161,353
Explorer Fund	-	-	-	-	2,549,050	2,549,050
International Fund	21,715	-	-	(2,641,778)	323,535	(2,296,528)
Strategic Conservative Fund	143,239	-	-	(83,232)	(252,779)	(192,772)
Tactical Fund	42,526	-	-	(298,308)	24,371	(231,411)

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Tactical Fund incurred and elected to defer such foreign currency and capital losses as follows:

	Foreign	Capital
	Currency Losses	Losses
Tactical Fund	$ 17,351	$ 14,430

At April 30, 2011, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on April 30 of the years indicated below:

	2016	2017	2018	Total
Core Equity Fund	$ -	$ 1,681,198	$ 1,597,331	$ 3,278,529
International Fund *	1,383,595	1,258,183	-	2,641,778
Strategic Conservative Fund	-	83,232	-	83,232
Tactical Fund	-	266,527	-	266,527

* The capital loss carry forwards will expire on December 31, 2016 and April 30, 2017, respectively, for the International Fund.

Permanent book and tax differences are primarily attributable to net operating losses and grantor trusts adjustments, which resulted in reclassification for the period ended April 30, 2011 as follows:

		Undistributed Net	Accumulated Net
	Paid in	Investment	Realized Gain/(Loss)
	Capital	Income/(Loss)	on Investments
Core Equity Fund	$ (325,475)	$ 325,475	$ -
Explorer Fund	(33,030)	183,972	(150,942)
Strategic Conservative Fund	(1,586)	1,586	-
Tactical Fund	-	(37)	37

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Modernization Act") modernizes several of the federal income and excise tax provisions related to RICs. The Modernization Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

7. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Core Equity Fund currently invests a portion of its assets in iShares S&P 500 Index Fund, (the “iShares S&P Fund”). The iShares S&P Fund is a separate diversified series of shares of beneficial interest of iShares Trust, organized as a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. The Core Equity Fund may redeem its investment from the iShares S&P Fund at any time if the Advisor determines that it is in the best interest of the Core Equity Fund and its shareholders to do so.

The performance of the Core Equity Fund may be directly affected by the performance of the iShares S&P Fund. The financial statements of the iShares S&P Fund, including the portfolio of investments, can be found at the iShares website, www.ishares.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Core Equity Fund’s financial statements. As of October 31, 2011, the Core Equity Fund invested 25.13% of its net assets in the iShares S&P Fund.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

The International Fund currently invests a portion of its assets in iShares MSCI EAFE Index Fund, (the “iShares MSCI Fund”). The iShares MSCI Fund is a separate diversified series of shares of beneficial interest of iShares Trust, organized as a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. The International Fund may redeem its investment from the iShares MSCI Fund at any time if the Advisor determines that it is in the best interest of the International Fund and its shareholders to do so.

The performance of the International Fund may be directly affected by the performance of the iShares MSCI Fund. The financial statements of the iShares MSCI Fund, including the portfolio of investments, can be found at the iShares website, www.ishares.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the International Fund’s financial statements. As of October 31, 2011, the International Fund invested 32.49% of its net assets in the iShares MSCI Fund.

The Tactical Fund currently invests a portion of its assets in Milestone Treasury Obligations Portfolio, (the “Milestone Fund”). The Milestone Fund is a separate diversified series of shares of beneficial interest of the Milestone Trust, organized as a Delaware business trust and is registered under the 1940 Act as an open-end management investment company. The Tactical Fund may redeem its investment from the Milestone Fund at any time if the Advisor determines that it is in the best interest of the Tactical Fund and its shareholders to do so.

The performance of the Tactical Fund may be directly affected by the performance of the Milestone Fund. The financial statements of the Milestone Fund, including the portfolio of investments, can be found at the Milestone website, www.milecap.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Tactical Fund’s financial statements. As of October 31, 2011, the Tactical Fund invested 39.06% of its net assets in the Milestone Fund.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES (Unaudited)

October 31, 2011 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period*	Ending Account Value 10/31/11	Expenses Paid During Period*

Pacific Financial Core Equity Fund	1.63%	$ 1,000.00	$ 849.30	$ 7.58	$ 1,016.94	$ 8.26
Pacific Financial Explorer Fund	1.70%	$ 1,000.00	$ 820.60	$ 7.78	$ 1,016.59	$ 8.62
Pacific Financial International Fund	1.83%	$ 1,000.00	$ 752.70	$ 8.06	$ 1,015.94	$ 9.27
Pacific Financial Strategic Conservative Fund	1.64%	$ 1,000.00	$ 1,013.00	$ 8.30	$ 1,016.89	$ 8.31
Pacific Financial Tactical Fund	1.70%	$ 1,000.00	$ 976.50	$ 8.45	$ 1,016.59	$ 8.62

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period*	Ending Account Value 10/31/11	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.38%	$ 1,000.00	$ 847.10	$ 11.05	$ 1,013.17	$ 12.04
Pacific Financial Explorer Fund	2.46%	$ 1,000.00	$ 818.00	$ 11.24	$ 1,012.77	$ 12.45
Pacific Financial International Fund	2.58%	$ 1,000.00	$ 750.00	$ 11.35	$ 1,012.17	$ 13.05
Pacific Financial Strategic Conservative Fund	2.39%	$ 1,000.00	$ 1,008.40	$ 12.07	$ 1,013.12	$ 12.09
Pacific Financial Tactical Fund	2.45%	$ 1,000.00	$ 972.00	$ 12.14	$ 1,012.82	$ 12.40

*Expenses Paid during the Period are equal to the Classes annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 366.

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION

October 31, 2011 (Unaudited)

Renewal of Advisory Agreement– The Pacific Financial Funds

In connection with a meeting held on February 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement between The Pacific Financial Group, Inc. (“PFG” or the “Adviser”) and the Trust, on behalf of Pacific Financial Core Equity Fund (“Pacific Financial Core”), Pacific Financial Strategic Conservative Fund (“Pacific Financial Conservative”), Pacific Financial International Fund (“Pacific Financial International”), Pacific Financial Explorer Fund (“Pacific Financial Explorer”), and Pacific Financial Tactical Fund (“Pacific Financial Tactical”) (each a “Fund” and collectively the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of a peer group of funds and appropriate indices with respect to the Funds; (b) the Fund’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; (d) investment management staffing; and (e) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of PFG’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed PFG’s financial statements and concluded that the Advisor is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record. The Board concluded that PFG’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Funds are currently paying an advisory fee of 1.00% of the average net assets of the Funds.  The Board then discussed the comparison of management fees and total operating expense data and reviewed PFG’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Funds and the overall duties of PFG.  The Board, including the Independent Trustees, next considered the expense ratio for the Funds, and expense ratios of a peer group of funds. The Trustees concluded that the Funds advisory fees were acceptable in light of the quality of the services the Funds currently receives from PFG, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there are economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by PFG in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the current asset levels of PFG, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Funds was not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and the renewal of the Advisory Agreement is in the best interests of the Trust and the PFG’s shareholders.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

777 108th Avenue NE, Suite 2100

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/12